Leases - Operating right-of-use assets (Details)	Sep. 30, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Right-of-use, net	$ 417,835
Nonrelated party
Lessee, Lease, Description [Line Items]
Office Lease	433,173
Less accumulated amortization	(15,338)
Right-of-use, net	$ 417,835